Financial Instruments - Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrants	$ 4,189	$ 17,844
Loans to equity-accounted investees and joint venture partners - Long-term	191,271	184,390
Long-term debt	(7,000,637)	(7,384,086)
Carrying Amount Asset (Liability) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans to equity-accounted investees and joint venture partners - Current	17,740	7,127
Loans to equity-accounted investees and joint venture partners - Long-term	191,271	184,390
Carrying Amount Asset (Liability) [Member] | Level 1 [Member] | Public [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,471,093)	(1,493,915)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Private [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(5,529,544)	(5,890,171)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	14,406	16,453
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	933,034	855,107
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	2,122	6,136
Interest rate swap agreements - liabilities	(521,617)	(370,952)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Cross currency swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(258,568)	(312,110)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Foreign currency contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(3,762)	(18,826)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Logitel contingent consideration (see below)	0	(14,830)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member] | Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrants	1,833	10,328
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member] | Time-charter Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time charter swap agreement	1,345	0
Carrying Amount Asset (Liability) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	0	100,600
Vessels held for sale (note 7)	75,562	55,450
Fair Value Asset (Liability) [Member] | Level 1 [Member] | Public [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,299,169)	(1,161,729)
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Private [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(5,383,777)	(5,881,483)
Fair Value Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	14,366	16,427
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	933,034	855,107
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	2,122	6,136
Interest rate swap agreements - liabilities	(521,617)	(370,952)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Cross currency swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(258,568)	(312,110)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Foreign currency contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(3,762)	(18,826)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Logitel contingent consideration (see below)	0	(14,830)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member] | Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrants	1,833	10,328
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member] | Time-charter Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time charter swap agreement	1,345	0
Fair Value Asset (Liability) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	0	100,600
Vessels held for sale (note 7)	$ 75,562	55,450
BG Joint Venture [Member] | Supply Commitment [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount rate	8.00%
BG Joint Venture [Member] | Supply Commitment [Member] | Fair Value Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	$ 14,400	16,400
Accrued Liabilities [Member] | Interest rate swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Accrued interest	$ 18,100	$ 21,700